SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Tables
Schedule of Intangible assets

The balance at September 30, 2017 and December 31, 2016 was $250 and $400, respectively.

September 30, 2017	Gross Carrying Value	Accumulated Amortization
Intellectual property	$1,000	$750
Patents	14,320	14,320

December 31, 2016	Gross Carrying Value	Accumulated Amortization
Intellectual property	$1,000	$600
Patents	14,320	14,320

December 31, 2016	Gross Carrying Value	Accumulated Amortization and Impairment
Intellectual property	$1,000	$600
Patents	14,320	14,320

December 31, 2015	Gross Carrying Value	Accumulated Amortization
Intellectual property	$1,000	$400
Patents	10,655	---

Calculation of diluted net loss per share

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share because the effects were anti-dilutive based on the application of the treasury stock method and because the Company incurred net losses during the period:

	Nine months ended September 30,
	2017	2016
Options to purchase shares of common stock*	7,530	4,959
Series A convertible preferred stock**	50,000,000	50,000,000
Total potentially dilutive shares	50,007,530	50,004,959

	Year Ended December 31,
	2016	2015
Options to purchase shares of common stock	7,530	4,959
Series A convertible preferred stock	50,000,000	50,000,000
Total potentially dilutive shares	50,007,530	50,004,959